PRINCIPAL ACCOUNTING POLICIES - Summary of outstanding and exercisable options (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥)
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	4,710,758
Number of shares, exercisable	2,951,517
Assumptions
Weighted average fair value of options granted (in dollars per share) | $ / shares	$ 376.78		$ 140.95		$ 109.93
Unrecognized compensation cost | $	$ 262,000,000
Weighted average recognized period	2 years 8 months 12 days	2 years 8 months 12 days
Proceeds from exercise of share options	$ 112,465,663	¥ 731,735,342		¥ 211,720,242		¥ 52,117,597
0.00 - 100.00
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	1,671,410
Weighted-average exercise price, outstanding (in dollars per share) | $ / shares	$ 61.24
Weighted-average remaining contractual life (years), outstanding	3 years 10 months 24 days	3 years 10 months 24 days
Number of shares, exercisable	1,306,991
Weighted-average exercise price, exercisable (in dollars per share) | $ / shares	$ 78.31
Weighted-average remaining contractual life (years), exercisable	2 years 11 months 5 days	2 years 11 months 5 days
100.01 - 200.00
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	1,460,228
Weighted-average exercise price, outstanding (in dollars per share) | $ / shares	$ 155.54
Weighted-average remaining contractual life (years), outstanding	3 years 10 months 2 days	3 years 10 months 2 days
Number of shares, exercisable	1,128,628
Weighted-average exercise price, exercisable (in dollars per share) | $ / shares	$ 151.22
Weighted-average remaining contractual life (years), exercisable	3 years 8 months 1 day	3 years 8 months 1 day
200.01 - 300.00
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	664,262
Weighted-average exercise price, outstanding (in dollars per share) | $ / shares	$ 253.65
Weighted-average remaining contractual life (years), outstanding	5 years 8 months 19 days	5 years 8 months 19 days
Number of shares, exercisable	299,221
Weighted-average exercise price, exercisable (in dollars per share) | $ / shares	$ 250.70
Weighted-average remaining contractual life (years), exercisable	5 years 8 months 9 days	5 years 8 months 9 days
300.01 - 400.00
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	914,858
Weighted-average exercise price, outstanding (in dollars per share) | $ / shares	$ 324.87
Weighted-average remaining contractual life (years), outstanding	6 years 10 months 17 days	6 years 10 months 17 days
Number of shares, exercisable	216,677
Weighted-average exercise price, exercisable (in dollars per share) | $ / shares	$ 324.92
Weighted-average remaining contractual life (years), exercisable	6 years 10 months 13 days	6 years 10 months 13 days